Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Subject to or Available for Operating Lease [Line Items]
Lease operating expense	$ 0.2	$ 0.2	$ 0.1